GOING CONCERN	9 Months Ended
Jun. 30, 2011
Going Concern [Abstract]
Going Concern [Text Block]
NOTE 5  -        GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of June 30, 2011, the Company had approximately $27,000 in cash, approximately $162,000 in negative working capital, a negative stockholders’ equity of approximately $153,000 and an accumulated deficit of approximately $16,458,000. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.